Offsetting Financial Assets and Liabilities Offsetting Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2014
Offsetting [Abstract]
OFFSETTING FINANCIAL ASSETS AND LIABILITIES
OFFSETTING FINANCIAL ASSETS AND LIABILITIES
The following tables summarize gross and net information about financial instruments and derivative instruments that are offset in the Company’s statement of consolidated balance sheets or that are subject to an enforceable master netting arrangement at December 31, 2014 and 2013.

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Financial Instruments	Cash Collateral Pledged	Net Amount
	(Dollars in thousands)
Description:
Derivatives	$1,156	$—	$1,156	$(2,606)	$—	$(1,450)
Repurchase agreements	755	—	755	(755)	—	—
Total	$1,911	$—	$1,911	$(3,361)	$—	$(1,450)

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet
				Financial Instruments	Cash Collateral Pledged	Net Amount
	(Dollars in thousands)
Description:
Derivatives	$1,181	$—	$1,181	$(2,150)	$(220)	$(1,189)
Repurchase agreements	710	—	710	(710)	—	—
Total	$1,891	$—	$1,891	$(2,860)	$(220)	$(1,189)

If an event of default occurs causing an early termination of an interest rate swap derivative, an early termination amount payable to one party by the other party may be reduced by set-off against any other amount payable by the one party to the other party. If a default in performance of any obligation of a repurchase agreement occurs, each party will set-off property held in respect of transactions against obligations owing in respect of any other transactions.